Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company of Connecticut
225 High Ridge Road
Stamford, CT 06905

U.S. Trust Company, N.A.
515 South Flower Street
Los Angeles, CA 90071

Transfer Agent
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237













SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.

US EXIT ISSA98

                                    EXCELSIOR
                               INSTITUTIONAL TRUST



                              Institutional Shares






                                   EQUITY FUND

                                   INCOME FUND

                             TOTAL RETURN BOND FUND

                                  BALANCED FUND

                            INTERNATIONAL EQUITY FUND

                               OPTIMUM GROWTH FUND

                                VALUE EQUITY FUND









                               Semi-Annual Report
                               September 30, 1998

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Equity Fund

     Shares                                                         Value
------------------------                                         -----------
COMMON STOCKS -- 97.50%
                  CONSUMER STAPLES -- 24.81%
     66,652       Bestfoods ...................................  $ 3,228,456
     56,795       Coca-Cola Co.  ..............................    3,272,812
     84,365       Gillette Co.  ...............................    3,226,961
     67,884       Johnson & Johnson ...........................    5,311,923
     88,451       Mattel, Inc.  ...............................    2,476,628
     59,751       Pfizer, Inc.  ...............................    6,329,872
     54,229       Procter & Gamble Co.  .......................    3,846,870
     52,287       Schering-Plough Corp.  ......................    5,414,972
                                                                 -----------
                                                                  33,108,494
                                                                 -----------
                  TECHNOLOGY -- 22.12%
     41,770      +Analog Devices, Inc.  .......................      670,930
    109,062      +Cisco Systems, Inc.  ........................    6,741,395
    103,255       Ericsson LM ADR .............................    1,897,311
     45,988       Hewlett Packard Co.  ........................    2,434,490
     51,428       Intel Corp.  ................................    4,409,951
    119,342      +MCI WorldCom, Inc.  .........................    5,832,840
     68,350      +Microsoft Corp.  ............................    7,522,772
                                                                 -----------
                                                                  29,509,689
                                                                 -----------
                  FINANCIAL -- 16.42%
     43,687       American International Group,
                   Inc.  ......................................    3,363,899
     67,410       BankBoston Corp.  ...........................    2,224,530
      5,210       Capital One Financial Corp.  ................      539,235
     20,830       Citicorp ....................................    1,935,888
     72,904       Household International, Inc.  ..............    2,733,900
     51,974       Mellon Bank Corp.  ..........................    2,861,819
     44,761       Morgan Stanley Dean Witter &
                   Co.  .......................................    1,927,521
     91,033       Norwest Corp.  ..............................    3,260,119
     42,570       Star Banc Corp.  ............................    2,814,941
     51,240      +UniCapital Corp.  ...........................      249,795
                                                                 -----------
                                                                  21,911,647
                                                                 -----------
                  CONSUMER CYCLICAL -- 10.52%
    101,701       CBS Corp.  ..................................    2,466,249
     39,425      +Lear Corp.  .................................    1,724,844
     39,008       McDonald's Corp.  ...........................    2,328,290
    111,050       Stewart Enterprises, Inc., Class A ..........    1,860,087
     56,293       Time Warner, Inc.  ..........................    4,929,156
     13,196       Wal-Mart Stores, Inc.  ......................      720,832
                                                                 -----------
                                                                  14,029,458
                                                                 -----------

     Shares                                                         Value
------------------------                                         -----------
COMMON STOCKS -- (continued)
                  CAPITAL GOODS -- 9.88%
     60,947       General Electric Co.  .......................  $ 4,849,096
     38,301       Honeywell, Inc.  ............................    2,453,658
     56,350       Illinois Tool Works, Inc.  ..................    3,071,075
     71,007       Raychem Corp.  ..............................    1,730,795
     71,621      +Thermo Electron Corp.  ......................    1,078,791
                                                                 -----------
                                                                  13,183,415
                                                                 -----------
                  ENERGY -- 7.89%
     27,139       British Petroleum Co. ADR ...................    2,367,878
     37,632       Burlington Resources, Inc.  .................    1,406,496
     40,912       Mobil Corp.  ................................    3,106,755
     21,225      +Ocean Energy, Inc.  .........................      278,578
     13,990      +Petroleum Geo-Services ADR ..................      222,091
     65,977       Royal Dutch Petroleum Co.  ..................    3,142,155
                                                                 -----------
                                                                  10,523,953
                                                                 -----------
                  RAW/INTERMEDIATE MATERIALS -- 3.87%
     53,660       Monsanto Co.  ...............................    3,025,082
     81,396       Pioneer Hi-Bred International,
                   Inc.  ......................................    2,136,645
                                                                 -----------
                                                                   5,161,727
                                                                 -----------
                  UTILITIES -- 1.99%
     71,705      +AES Corp.  ..................................    2,657,567
                                                                 -----------
                  TOTAL COMMON STOCKS
                  (Cost $101,600,409)..........................  130,085,950
                                                                 -----------
  Principal
   Amount
   ------
DEMAND NOTES -- 2.31%
$ 1,500,000       Associates Corp. of North America
                   Master Notes ...............................    1,500,000
  1,584,000       General Electric Co.
                   Promissory Notes ...........................    1,584,000
                                                                 -----------
                  TOTAL DEMAND NOTES
                  (Cost $3,084,000)............................    3,084,000
                                                                 -----------
TOTAL INVESTMENTS
 (Cost $104,684,409) ............................  99.81%       $133,169,950
OTHER ASSETS AND
  LIABILITIES (NET) .............................   0.19             248,063
                                                  ------        ------------
NET ASSETS ...................................... 100.00%       $133,418,013
                                                  ======        ============
-------------------------
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Income Fund

  Principal                                 Coupon        Maturity
    Amount                                   Rate           Date       Value
-------------                               -----------  ---------  ----------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- 54.32%
                 Federal Home Loan
                 Mortgage Corporation
$    7,545       Pool #220001 .. .          10.75%       7/01/00    $    8,032
 4,130,000       Reference Notes  ........   5.75        7/15/03     4,302,787
   660,000       Reference Notes  ........   5.75        4/15/08       696,517
                 Federal National
                 Mortgage Association
 1,098,733       Pool #190748 ............   5.50        4/01/01     1,097,359
 4,569,604       Pool #251502 ............   6.50        2/01/13     4,662,427
 2,829,973       Pool #398283 ... ........   6.00        3/01/28     2,823,784
 1,549,169       Pool #420814 ............   6.00        7/01/28     1,547,717
 1,271,967       Pool #439102 .. . .......   6.00        9/01/28     1,270,775
                 Government National
                 Mortgage Association
 1,658,054       Pool #447651 ............   7.50        6/15/27     1,717,123
   967,910       Pool #471660 ............   7.50        3/15/28     1,002,392
 1,743,561       Pool #472028 ............   6.50        5/15/28     1,780,612
 1,778,283       Pool #475847 ............   6.50        6/15/28     1,816,071
 2,483,454       Pool #80205 .............   5.00        6/20/28     2,486,799
 1,250,000       Tennessee Valley
                  Authority, Put
                  Bond ...................   5.88        4/01/36     1,358,865
 7,223,000       U.S. Treasury
                  Bonds ..................   7.25        5/15/16     8,981,353
                                                                    ----------
                 TOTAL U.S. GOVERNMENT &
                  AGENCY OBLIGATIONS
                  (Cost $34,272,640)............................    35,552,613
                                                                    ----------
CORPORATE BONDS -- 18.43%
   750,000       Caterpillar, Inc.  ......   9.38        7/15/01       832,046
 1,150,000       Ford Motor Co.    .......   9.98        2/15/47     1,722,240
 3,000,000       General Motors
                  Acceptance
                  Corp. ..................   7.50        7/24/00     3,109,401
 2,000,000      +Goldman Sachs
                  Group ..................   6.60        7/15/02     2,036,414

  Principal                                Coupon      Maturity
    Amount                                  Rate         Date          Value
-------------                            ----------  -----------    ----------
CORPORATE BONDS -- (continued)
$1,000,000       Morgan Stanley
                  Dean Witter &
                  Co.  ................      6.38%      8/01/02     $1,033,689
 1,255,000       New Jersey Economic
                  Development
                  Authority, Revenue
                  Bonds, Series A......      7.43       2/15/29      1,502,580
 1,725,000       US Bank NA ...........      6.30       7/15/08      1,823,239
                                                                    ----------
                 TOTAL CORPORATE BONDS
                  (Cost $11,761,328)..........................      12,059,609
                                                                    ----------
ASSET BACKED SECURITIES -- 21.03%
 1,714,024      Bear Stearns
                Commercial
                Mortgage
                Securities, Series
                98-C1, Class A1  ......      6.34      10/16/07      1,771,753
 1,000,000      California
                Infrastructure, San
                Diego Gas &
                Electric Co., Series
                97-1, Class A5 ........      6.19       9/25/05      1,051,890
 2,600,000      Caterpillar
                Financial Asset
                Trust, Series 98-A,
                Class A3 ..............      5.85       4/25/03      2,636,946
 1,920,000      ContiMortgage
                Home Equity Loan
                Trust, Series 97-5,
                Class A4 ..............      6.58       6/15/19      1,979,523
 2,406,507      First Union,
                Lehman Brothers,
                Bank of America,
                Series 98-C2, Class
                A1 ....................      6.28       6/18/07      2,480,339
   843,752      Mortgage Capital
                Funding, Inc.,
                Series 98-MC1,
                Class A1 ..............      6.42       6/18/07        874,380


                          See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Income Fund -- (continued)


  Principal                            Coupon     Maturity
    Amount                              Rate        Date         Value
-------------                        ----------  ---------    ----------
ASSET BACKED SECURITIES -- (continued)
$1,500,000      Mortgage Capital
                Funding, Inc.,
                Series 97-MC2,
                Class A2 ............   6.66%       9/20/07   $1,575,990
 1,354,993      Nomura Asset
                Securities Corp.,
                Series 98-D6, Class
                A1A .................   6.28        3/17/28    1,395,588
                                                              ----------
                 TOTAL ASSET BACKED SECURITIES
                  (Cost $13,432,620) ...................      13,766,409
                                                              ----------



  Shares                                                         Value
---------                                                     -----------
SHORT-TERM INVESTMENTS -- 5.69%
1,854,957   Dreyfus Government Cash
             Management Fund .. .                             $ 1,854,957
1,866,008   Fidelity U.S. Treasury II Fund ..............       1,866,008
                                                              -----------
            TOTAL SHORT-TERM
             INVESTMENTS
             (Cost $3,720,965)...........................       3,720,965
                                                              -----------
TOTAL INVESTMENTS
 (Cost $63,187,553)..........................      99.47%      $65,099,596
OTHER ASSETS AND
 LIABILITIES (NET) ..........................       0.53           346,963
                                                  ------       -----------
NET ASSETS ..................................     100.00%      $65,446,559
                                                  ======       ===========

-------------------------
+ 144A Security - certain conditions for public sale may exist.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Total Return Bond Fund


   Principal                                  Coupon         Maturity
    Amount                                     Rate            Date           Value
--------------                            -------------  ----------------  -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 59.35%
                  Federal Home Loan
                  Mortgage Corporation
$ 6,980,000       Reference Notes ......        5.75%      7/15/03         $ 7,272,022
  8,595,000       Reference Notes ......        5.75       4/15/08           9,070,553
                  Federal National
                  Mortgage Association
 15,005,000       Benchmark Notes.......        5.75       4/15/03          15,620,580
  3,448,876       Pool #431666 .........        6.00       9/01/28           3,441,333
  9,900,000       Pool #437434 .........        6.00       9/01/28           9,878,349
  5,219,587       Pool #440167 .........        6.00       9/01/28           5,208,172
                  Government National
                  Mortgage Association
     33,914       Pool #356873 .........        6.50       5/15/23              34,634
  4,191,458       Pool #80185 ..........        5.00       4/20/28           4,197,104
  4,794,707       Pool #80198 ..........        5.50       5/20/28           4,823,175
  4,989,218       Pool #471700 .........        6.50       6/15/28           5,095,239
  2,473,560       Pool #80205 ..........        5.00       6/20/28           2,476,892
 39,974,000       U.S. Treasury
                   Bonds ...............        7.25       5/15/16          49,705,191
                                                                           -----------
                  TOTAL U.S. GOVERNMENT &
                   AGENCY OBLIGATIONS
                   (Cost $110,000,976).................................    116,823,244
                                                                           -----------
CORPORATE BONDS -- 22.87%
  2,300,000       American General
                   Finance,
                   Series D ............        6.42      11/06/01           2,367,595
  1,425,000       Amgen, Inc. ..........        8.13     4/01/2097           1,761,072
  4,295,000       Associates Corp. of
                   North America,
                   Series 1 ............        7.11       7/16/01           4,493,042
  3,255,000       Banc One Corp. .......        8.00       4/29/27           3,710,241
  5,655,000       CIT Group
                   Holdings ............        6.80       4/17/00           5,769,395
  2,715,000       Equitable
                   Companies, Inc.......        6.50       4/01/08           2,813,549
  5,250,000      +Goldman Sachs
                   Group ...............        6.60       7/15/02           5,345,587
  3,895,000       McDonald's Corp.......        5.90       5/11/01           3,988,788
  3,950,000       Morgan Stanley
                   Dean Witter &
                   Co. .................        6.38       8/01/02           4,083,071
  5,525,000       Nationsbank
                   Corp. ...............        8.13       6/15/02           6,007,581



   Principal                                  Coupon         Maturity
    Amount                                     Rate            Date           Value
--------------                            -------------  ----------------  -----------
CORPORATE BONDS -- (continued)
$ 3,895,000        New Jersey
                   Economic
                   Development
                   Authority,
                   Revenue Bonds,
                   Series A ............        7.43%      2/15/29         $ 4,663,386
                                                                           -----------
                  TOTAL CORPORATE BONDS
                   (Cost $43,648,118)..................................     45,003,307
                                                                           -----------
ASSET BACKED SECURITIES -- 14.62%
  6,580,000      +AESOP Funding
                  II, Series 97-1,
                  Class A2 .............        6.40      10/20/03           6,845,783
  4,629,836       Bear Stearns
                  Commercial
                  Mortgage
                  Securities, Series
                  98-C1, Class A1 ......        6.34      10/16/07           4,785,769
  5,215,000       ContiMortgage
                  Home Equity Loan
                  Trust, Series 97-5,
                  Class A4 .............        6.58       6/15/19           5,376,675
  4,410,869       First Union,
                  Lehman Brothers,
                  Bank of America,
                  Series 98-C2, Class
                  A1 ...................        6.28       6/18/07           4,546,194
  2,453,222       Mortgage Capital
                  Funding, Inc.,
                  Series 98-MC1,
                  Class A1 .............        6.42       6/18/07           2,542,274
  4,548,904       Nomura Asset
                  Securities Corp.,
                  Series 98-D6, Class
                  A1A ..................        6.28       3/17/28           4,685,189
                                                                           -----------
                  TOTAL ASSET BACKED
                   SECURITIES (Cost $27,995,006).......................     28,781,884
                                                                           -----------


                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Total Return Bond Fund -- (continued)


     Shares                                                            Value
-------------------------------                                    ------------

SHORT-TERM INVESTMENTS -- 2.09%
 2,021,050    Dreyfus Government Cash
               Management Fund ...............................     $  2,021,050
 2,099,708    Fidelity U.S. Treasury II
               Fund ..........................................        2,099,708
                                                                   ------------
              TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $4,120,758) ...............                      4,120,758
                                                                   ------------
TOTAL INVESTMENTS
   (Cost $185,764,858)..........................       98.93%      $194,729,193
OTHER ASSETS AND
   LIABILITIES (NET) ...........................        1.07          2,110,108
                                                      ------       ------------
NET ASSETS .....................................      100.00%      $196,839,301
                                                      ======       ============
-------------------------
+ 144A Security - certain conditions for public sale may exist.

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Balanced Fund




    Shares                                                     Value
-------------                                               ----------
COMMON STOCKS -- 55.90%
                 ENERGY -- 9.28%
     10,700      Atlantic Richfield Co.  ................   $  759,031
     45,000      Enron Oil & Gas Co.  ...................      787,500
     25,000      Halliburton Co.  .......................      714,063
     30,000      Occidental Petroleum Corp.  ............      645,000
     15,000      Repsol S.A. ADR ........................      632,813
     20,000      Tidewater, Inc.  .......................      415,000
     25,000      Ultramar Diamond Shamrock
                  Corp. .................................      568,750
     30,000      YPF S.A. ADR ...........................      780,000
                                                            ----------
                                                             5,302,157
                                                            ----------
                 TECHNOLOGY -- 8.69%
     43,000     +Andrew Corp.  ..........................      569,750
     32,000     +Arrow Electronics, Inc.  ...............      420,000
     44,000      Comdisco, Inc.  ........................      599,500
      9,000     +Genentech, Inc.  .......................      646,875
     10,000      Intel Corp.  ...........................      857,500
     21,000     +Marshall Industries ....................      463,312
     18,000      Rockwell International Corp.  ..........      650,250
      9,000      Xerox Corp.  ...........................      762,750
                                                            ----------
                                                             4,969,937
                                                            ----------
                 CONSUMER CYCLICAL -- 8.31%
     39,000      Clayton Homes, Inc.  ...................      682,500
     20,000      Dillard's, Inc., Class A ...............      566,250
      9,500      Eaton Corp.  ...........................      595,531
     13,500      Ford Motor Co.  ........................      633,656
     11,000      General Motors Corp.  ..................      601,563
     11,500      Goodyear Tire & Rubber Co.  ............      590,813
     12,000      J.C. Penney Co.  .......................      539,250
     20,000      Standard Register Co.  .................      543,750
                                                            ----------
                                                             4,753,313
                                                            ----------
                 FINANCIAL -- 7.76%
     15,000      Allstate Corp.  ........................      625,313
     11,000      EXEL Ltd., Class A .....................      693,000
     10,000      Fannie Mae .............................      642,500
     20,000      KeyCorp ................................      577,500
     13,000      PNC Bank Corp.  ........................      585,000
     15,000      Safeco Corp.  ..........................      624,375
     27,500      Washington Federal, Inc.  ..............      687,500
                                                            ----------
                                                             4,435,188
                                                            ----------
                 CONSUMER STAPLES -- 5.09%
     11,000      Allergan, Inc.  ........................      642,125
     15,000      American Greetings Corp.,
                  Class A ...............................      593,437
     16,000      C.R. Bard, Inc.  .......................      590,000

   Shares                                                      Value
-----------                                                 ----------
COMMON STOCKS -- (continued)
                 CONSUMER STAPLES -- (continued)
     16,500      Dole Food Co., Inc.  ...................   $  596,063
     24,000      Mallinckrodt, Inc.  ....................      487,500
                                                            ----------
                                                             2,909,125
                                                            ----------
                 TRANSPORTATION -- 4.93%
     10,000     +AMR Corp.  .............................      554,375
      6,000      Delta Air Lines, Inc.  .................      583,500
     17,000      GATX Corp.  ............................      562,062
     27,000      Knightsbridge Tankers Ltd.  ............      573,750
     30,000      Teekay Shipping Corp.  .................      545,625
                                                            ----------
                                                             2,819,312
                                                            ----------
                 RAW/INTERMEDIATE
                  MATERIALS -- 4.42%
     29,000      Millenium Chemicals Inc.  ..............      540,125
     28,000      Quanex Corp.  ..........................      554,750
     17,000      Weyerhaeuser Co.  ......................      717,187
     25,000      Willamette Industries, Inc.  ...........      717,188
                                                            ----------
                                                             2,529,250
                                                            ----------
                 CAPITAL GOODS -- 3.44%
     17,000      Caterpillar, Inc.  .....................      757,562
     16,000      Deere & Co.  ...........................      484,000
     18,000     +Gulfstream Aerospace Corp.  ............      724,500
                                                            ----------
                                                             1,966,062
                                                            ----------
                 UTILITIES -- 2.32%
     12,000      Enron Corp.  ...........................      633,750
     10,000      Telebras ADR ...........................      690,000
                                                            ----------
                                                             1,323,750
                                                            ----------
                 REAL ESTATE INVESTMENT
                  TRUST -- 1.66%
     20,000      Mack-Cali Realty Corp.  ................      600,000
     35,000      Wilshire Real Estate Investment
                  Trust, Inc. ...........................      350,000
                                                            ----------
                                                               950,000
                                                            ----------
                 TOTAL COMMON STOCKS
                  (Cost $29,918,054) ....................   31,958,094
                                                            ----------

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Balanced Fund -- (continued)

   Principal
    Amount                                                      Value
--------------                                              -----------
CORPORATE BONDS -- 21.83%
                  FINANCIAL -- 10.84%
$ 1,000,000       American General Corp.
                   7.75%, 4/01/05 .......................   $ 1,114,673
    750,000       Conseco, Inc. 6.80%, 6/15/05 ..........       753,338
  1,000,000       Ford Motor Credit Co.
                   6.125%, 4/28/03 ......................     1,030,005
  1,310,000       Safeco Corp. 7.875%, 4/01/05 ..........     1,428,704
    750,000       Sunamerica, Inc. 6.75%, 10/01/07              803,859
  1,000,000       Transamerica Corp.
                   6.75%, 11/15/06 ......................     1,067,204
                                                            -----------
                                                              6,197,783
                                                            -----------
                  RAW/INTERMEDIATE
                   MATERIALS -- 5.61%
  1,000,000       English China Clays plc
                   7.375%, 10/01/02 .....................     1,082,106
  1,250,000       Phelps Dodge Corp.
                   7.75%, 1/01/02 .......................     1,351,431
    750,000       Willamette Industries, Inc.
                   7.00%, 2/01/18 .......................       775,337
                                                            -----------
                                                              3,208,874
                                                            -----------
                  UTILITIES -- 3.46%
    575,000       Alabama Power Co.
                   7.00%, 1/01/03 .......................       584,434
    750,000       Citizens Utilities Co.
                   7.45%, 1/15/04 .......................       827,815
    500,000       Citizens Utilities Co.
                   7.60%, 6/01/06 .......................       564,142
                                                            -----------
                                                              1,976,391
                                                            -----------
                  CONSUMER STAPLES -- 1.92%
  1,000,000       Tenneco, Inc. 7.50%, 4/15/07 ..........     1,099,810
                                                            -----------
                  TOTAL CORPORATE BONDS
                   (Cost $11,923,443) ...................    12,482,858
                                                            -----------
 U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 22.19%
    750,000       Federal Home Loan Bank
                   7.50%, 4/26/04 .......................       759,227
                                                            -----------
    650,000       Federal Home Loan Mortgage
                   Corp.
                   6.40%, 12/13/06 ......................       710,999
                                                            -----------
  1,000,000       Federal National Mortgage
                   Association
                   7.50%, 4/16/07 .......................     1,084,971
                                                            -----------

 Principal
   Amount                                                      Value
-----------                                                 -----------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- (continued)
$ 1,000,000       Financial Assistance Corp.
                  9.20%, 9/27/05 ........................   $ 1,085,594
                                                            -----------
                  U.S. Treasury Notes
  1,250,000       7.50%, 10/31/99 .......................     1,287,500
  1,000,000       7.75%, 11/30/99 .......................     1,035,313
    750,000       6.375%, 5/15/00 .......................       772,031
    400,000       6.375%, 9/30/01 .......................       421,875
    500,000       6.25%, 10/31/01 .......................       526,407
    775,000       6.125%, 12/31/01 ......................       815,203
    750,000       6.625%, 3/31/02 .......................       803,906
  1,000,000       6.25%, 8/31/02 ........................     1,066,250
  1,000,000       7.50%, 2/15/05 ........................     1,172,188
    500,000       6.875%, 5/15/06 .......................       577,969
    500,000       6.50%, 10/15/06 .......................       567,969
                                                            -----------
                                                              9,046,611
                                                            -----------
                  TOTAL U.S. GOVERNMENT &
                   AGENCY OBLIGATIONS
                   (Cost $12,255,397) ...................    12,687,402
                                                            -----------


TOTAL INVESTMENTS
  (Cost $54,096,894).......................    99.92%       $57,128,354
OTHER ASSETS AND
  LIABILITIES (NET) .......................     0.08             44,512
                                              ------        -----------
NET ASSETS ................................   100.00%       $57,172,866
                                              ======        ===========

-------------------------
 + Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

International Equity Fund


   Shares                                                   Value
------------                                             ----------
COMMON STOCKS -- 91.50%
                UNITED KINGDOM -- 18.48%
    18,100      Glaxo Wellcome plc ADR ...............   $1,033,963
    40,000      Pearson plc ..........................      744,430
    45,000      Railtrack Group plc ..................    1,297,143
   210,000      Rentokil Initial plc .................    1,295,613
    78,700      Rio Tinto plc (Registered) ...........      938,322
   125,000      WPP Group plc ........................      576,274
                                                         ----------
                                                          5,885,745
                                                         ----------
                SWITZERLAND -- 14.48%
     5,100      ABB AG (Registered) ..................    1,056,650
    15,000      Nestle S.A. ADR (Registered) .........    1,492,077
       650      Novartis AG (Registered) .............    1,044,878
     3,000      SGS Holdings S.A.  ...................      575,920
     2,261      UBS AG (Registered) ..................      442,241
                                                         ----------
                                                          4,611,766
                                                         ----------
                NETHERLANDS -- 12.18%
    13,400      IHC Caland N.V.  .....................      626,101
    17,000      ING Groep N.V. .......................      766,327
    28,000      Royal Dutch Petroleum Co. ............    1,333,500
     6,000      Wolters Kluwer N.V.  .................    1,152,278
                                                         ----------
                                                          3,878,206
                                                         ----------
                JAPAN -- 11.45%
    73,000     +Atlantis Japan Growth Fund Ltd. ......      226,300
    40,000      Canon, Inc. ..........................      811,722
    45,000      Denso Co. ............................      654,396
    14,200      Hirose Electric ......................      729,245
    43,000      Kurita Water Industries, Ltd. ........      447,326
   100,000      Mitsubishi Corp.  ....................      483,516
    33,000      Tokio Marine & Fire Insurance
                 Co.  ................................      294,945
                                                         ----------
                                                          3,647,450
                                                         ----------
                FRANCE -- 6.68%
    19,590      Financiere et Industrielle Gaz et
                 Eaux ................................      923,761
    20,000      Michelin, Class B ....................      785,911
     7,500      Societe BIC SA .......................      418,096
                                                         ----------
                                                          2,127,768
                                                         ----------
                HONG KONG -- 5.88%
   150,000      Hutchison Whampoa Ltd. ...............      789,851
   355,000      Johnson Electric Holdings Ltd.  ......      673,503
   254,000      Li & Fung, Ltd.  .....................      409,767
                                                         ----------
                                                          1,873,121
                                                         ----------

  Shares                                                    Value
----------                                               ----------
COMMON STOCKS -- (continued)
                SWEDEN -- 3.65%
    30,000      Investor AB, Class B .................   $1,163,711
                                                         ----------
                GERMANY -- 3.22%
     1,700      Allianz AG (Registered) ..............      526,477
        23     +Allianz AG (New) .....................        7,123
     7,000      SGL Carbon AG ........................      490,595
                                                         ----------
                                                          1,024,195
                                                         ----------
                CANADA -- 2.31%
    48,300      Imperial Oil Ltd.  ...................      736,575
                                                         ----------
                MEXICO -- 2.13%
   390,000      Desc S.A. de C.V., Series B ..........      294,788
   167,800      Kimberly-Clark de Mexico, SA de
                 CV ..................................      382,973
                                                         ----------
                                                            677,761
                                                         ----------
                SINGAPORE -- 2.11%
    99,000      Acer Computer International Ltd.             25,245
   234,000      Courts Singapore Ltd. ................       38,861
   147,300      Development Bank of Singapore
                 Ltd. ................................      594,093
     2,000     +Singapore Sesdaq Fund Ltd.  ..........       13,000
                                                         ----------
                                                            671,199
                                                         ----------
                SPAIN -- 2.08%
    23,400      Banco Intercontinental Espana
                 (Registered) ........................      661,175
                                                         ----------
                BERMUDA -- 1.89%
    15,000      Partner Re Ltd. ......................      600,937
                                                         ----------
                THAILAND -- 1.39%
    45,800     +The Siam Cement Co., Ltd. ............      441,166
                                                         ----------
                ARGENTINA -- 1.07%
    41,300      Quilmes Industrial S.A.
                 (Registered) ........................      340,725
                                                         ----------
                ITALY -- 1.05%
    30,000      Luxottica Group S.p.A. ADR ...........      335,625
                                                         ----------
                SOUTH AFRICA -- 1.03%
   203,218      LibLife Strategic Investments Ltd. ...      328,720
                                                         ----------
                IRELAND -- 0.42%
    10,000     +CBT Group plc ADR ....................      135,000
                                                         ----------
                TOTAL COMMON STOCKS
                 (Cost $31,377,611) ..................   29,140,845
                                                         ----------

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

International Equity Fund -- (continued)


  No. of
 Warrants                                                Value
-------------                                          ---------
WARRANTS -- 0.01%
                 JAPAN -- 0.01%
    13,000      +Atlantis Japan Growth Fund Ltd.,
                  $10.00 exercise price,
                  expiring 4/30/01 .................   $   1,105
                                                       ---------
                 SINGAPORE -- 0.00%
    20,000      +Acer Computer International Ltd.,
                  $1.56 exercise price,
                  expiring 7/31/01 .................         900
                                                       ---------
                 TOTAL WARRANTS
                  (Cost $17,787) ...................       2,005
                                                       ---------
 Principal
 Amount
----------
DEMAND NOTES -- 8.76%
$1,400,000       Associates Corp. of North America
                  Master Notes .....................   1,400,000
 1,390,000       General Electric Co. Promissory
                  Notes ............................   1,390,000
                                                       ---------
                 TOTAL DEMAND NOTES
                  (Cost $2,790,000) ................   2,790,000
                                                       ---------



TOTAL INVESTMENTS
  (Cost $34,185,398)..............   100.27%         $31,932,850
OTHER ASSETS AND
  LIABILITIES (NET) ..............   ( 0.27)             (85,932)
                                     ------          -----------
NET ASSETS .......................   100.00%         $31,846,918
                                     ======          ===========
-------------------------
+ Non-income producing security
ADR -- American Depositary Receipt

       At September 30, 1998, sector diversification of the Fund's investment portfolio was as follows:



                                                  % of
                                                  Net            Market
Sector Diversification                           Assets          Value
----------------------                           ------       -----------

Financial ..................................    25.61%        $ 8,156,011
Consumer Staples ...........................    15.29           4,870,663
Consumer Cyclical ..........................    13.68           4,357,190
Capital Goods ..............................    12.31           3,920,654
Demand Notes ...............................     8.76           2,790,000
Energy .....................................     7.57           2,410,800
Raw/Intermediate Materials .................     6.80           2,164,871
Technology .................................     4.81           1,530,732
Transportation .............................     1.97             626,102
Utilities ..................................     1.40             447,326
Manufacturing ..............................     1.31             418,096
Investment Companies .......................     0.76             240,405
                                               ------         -----------
     Total Investments .....................   100.27%        $31,932,850
Other Assets and Liabilities (Net) .........   ( 0.27)            (85,932)
                                               ------         -----------
     Net Assets ............................   100.00%        $31,846,918
                                               ======         ===========

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Optimum Growth Fund


   Shares                                                  Value
------------                                            ----------
 COMMON STOCKS -- 99.53%
                TECHNOLOGY -- 39.70%
    33,000      America Online, Inc.  ...............   $3,671,250
    25,000     +BMC Software, Inc.  .................    1,500,000
    54,000     +Cisco Systems, Inc.  ................    3,337,875
    74,000     +Dell Computer Corp.  ................    4,865,500
    57,000     +EMC Corp.  ..........................    3,259,687
    30,000      Intel Corp.  ........................    2,572,500
     6,000     +MCI WorldCom, Inc.  .................      293,250
    41,000      Medtronic, Inc.  ....................    2,372,875
    27,000     +Microsoft Corp.  ....................    2,971,688
                                                        ----------
                                                        24,844,625
                                                        ----------
                   CONSUMER STAPLES -- 23.04%
    12,000      Abbott Laboratories .................      521,250
    10,000      American Home Products Corp. ........      523,750
    11,000      Bestfoods ...........................      532,813
     4,000      Bristol-Meyers Squibb Co.  ..........      415,500
     4,000      Brown-Forman Corp., Class B .........      240,000
    25,000      Coca-Cola Co.  ......................    1,440,625
     6,000      Eli Lilly & Co.  ....................      469,875
    21,700      General Mills, Inc.  ................    1,519,000
    30,000      Gillette Co.  .......................    1,147,500
     7,000      H.J. Heinz Co.  .....................      357,875
    10,000      Johnson & Johnson ...................      782,500
    11,500      Merck & Co., Inc. ...................    1,489,969
    23,000      Pfizer, Inc.  .......................    2,436,562
     7,800      Procter & Gamble Co.  ...............      553,312
     3,000      Quaker Oats Co.  ....................      177,000
    12,000      Ralston-Ralston Purina Group ........      351,000
     6,000      Sara Lee Corp. ......................      324,000
     5,200      Schering-Plough Corp.  ..............      538,525
     8,240      Tootsie Roll Industries, Inc.  ......      290,460
     4,000      Wrigley (WM.) Jr. Co.  ..............      303,750
                                                        ----------
                                                        14,415,266
                                                        ----------
                CONSUMER CYCLICAL -- 12.91%
     7,000      Hannaford Brothers Co.  .............      295,750
    52,000      Home Depot, Inc.  ...................    2,054,000
     5,000      McDonald's Corp.  ...................      298,437
    27,000     +PeopleSoft, Inc.  ...................      880,875
    29,000     +Quintiles Transnational Corp.  ......    1,268,750
     4,000      Sears, Roebuck and Co.  .............      176,750
    40,000     +Sylvan Learning Systems, Inc.  ......      920,000
     4,500      Time Warner, Inc.  ..................      394,031
    10,000      Wal-Mart Stores, Inc. ...............      546,250
    35,000      Walt Disney Co.  ....................      885,938
       700      Washington Post Co., Class B ........      357,700
                                                        ----------
                                                         8,078,481
                                                        ----------

  Shares                                                   Value
----------                                              ----------
COMMON STOCKS -- (continued)
                FINANCIAL -- 11.96%
    19,500      American International
                 Group, Inc. ........................   $1,501,500
    45,000      Charles Schwab Corp.  ...............    1,771,875
    12,000      Citicorp ............................    1,115,250
    29,700      Fannie Mae ..........................    1,908,225
    25,000      Merrill Lynch & Co., Inc.  ..........    1,184,375
                                                        ----------
                                                         7,481,225
                                                        ----------
                TELECOMMUNICATIONS -- 4.38%
     3,500     +AirTouch Communications, Inc. .......      199,500
    10,000      Ameritech Corp.  ....................      473,750
    12,500      GTE Corp. ...........................      687,500
     7,324      Lucent Technologies, Inc.  ..........      505,814
    22,000     +Tellabs, Inc.  ......................      875,875
                                                        ----------
                                                         2,742,439
                                                        ----------
                CAPITAL GOODS -- 3.05%
    24,000      General Electric Co.  ...............    1,909,500
                                                        ----------
                TRANSPORTATION -- 1.64%
    35,000      Harley-Davidson, Inc.  ..............    1,028,125
                                                        ----------
                UTILITY -- 1.27%
    17,000      Texas Utilities Co.  ................      791,562
                                                        ----------
                ENERGY -- 0.87%
     7,000      Anadarko Petroleum Corp.  ...........      275,188
     6,000      Vastar Resources, Inc.  .............      270,000
                                                        ----------
                                                           545,188
                                                        ----------
                MANUFACTURING -- 0.71%
    10,800      Baker Hughes, Inc.  .................      226,125
     3,000      Minnesota Mining and
                 Manufacturing Co. ..................      221,063
                                                        ----------
                                                           447,188
                                                        ----------
                TOTAL COMMON STOCKS
                 (Cost $38,898,208) .................   62,283,599
                                                        ----------
  Principal
   Amount
------------
DEMAND NOTES -- 0.79%
$ 494,000       General Electric Co. Promissory
                 Notes (Cost $494,000) ..............      494,000
                                                        ----------


TOTAL INVESTMENTS
  (Cost $39,392,208) ...............   100.32%         $62,777,599
OTHER ASSETS AND
  LIABILITIES (NET) ................   ( 0.32)            (203,242)
                                       ------          -----------
NET ASSETS .........................   100.00%         $62,574,357
                                       ======          ===========
-------------------------
+ Non-income producing security

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Schedule of Investments
September 30, 1998 (Unaudited)

Value Equity Fund

    Shares                                                      Value
-------------                                                ----------
COMMON STOCKS -- 100.30%
                 CONSUMER STAPLES -- 26.62%
    21,000       Avon Products, Inc.  ....................   $  589,313
    20,000       Bestfoods ...............................      968,750
    13,000       Bristol-Meyers Squibb Co.  ..............    1,350,375
    15,000       Deluxe Corp.  ...........................      426,563
    14,000       Eastman Kodak Co.  ......................    1,082,375
    29,625       Fort James Corp.  .......................      972,070
    32,000       Philip Morris Companies, Inc.  ..........    1,474,000
    46,500      +Styling Technology Corp.  ...............      831,187
     8,000      +Suiza Foods Corp.  ......................      250,000
                                                             ----------
                                                              7,944,633
                                                             ----------
                 FINANCIAL -- 20.80%
    41,000      +Amerin Corp.  ...........................      761,063
    35,000       ARM Financial Group, Inc.,
                  Class A ................................      621,250
    65,000       Castellum AB ............................      642,784
    20,000       Chase Manhattan Corp.  ..................      865,000
    16,344       EXEL Ltd., Class A ......................    1,029,672
    12,000       Fannie Mae ..............................      771,000
    12,000       Long Island Bancorp, Inc.  ..............      576,000
    12,000       People's Bank Bridgeport ................      292,500
    20,000       SLM Holding Corp.  ......................      648,750
                                                             ----------
                                                              6,208,019
                                                             ----------
                 TECHNOLOGY -- 20.40%
    16,000       Alcatel SA ADR ..........................      272,000
    25,000      +Bell & Howell Co.  ......................      648,438
    12,000       International Business Machines
                  Corp.  .................................    1,536,000
    24,000       Nokia Corp., Class A ADR ................    1,882,500
    10,000      +QUALCOMM, Inc.  .........................      479,375
    15,000       Xerox Corp.  ............................    1,271,250
                                                             ----------
                                                              6,089,563
                                                             ----------
                 CONSUMER CYCLICAL -- 9.46%
    15,000       CBS Corp.  ..............................      363,750
    50,000      +Elder-Beerman Stores Corp.  .............      868,750
    22,000       Ford Motor Co.  .........................    1,032,625
    19,700      +Young & Rubicam, Inc.  ..................      558,988
                                                             ----------
                                                              2,824,113
                                                             ----------

    Shares                                                      Value
-------------                                                ----------
COMMON STOCKS -- (continued)
                 CAPITAL GOODS -- 9.19%
    25,000      +American Standard Companies,
                  Inc.  ..................................   $  659,375
    25,000       Boeing Co.  .............................      857,812
    20,000       Kansas City Southern Industries,
                  Inc.  ..................................      700,000
    10,000       Texas Instruments, Inc.  ................      527,500
                                                             ----------
                                                              2,744,687
                                                             ----------
                 RAW/INTERMEDIATE
                  MATERIALS -- 4.29%
    10,000       E.I. du Pont de Nemours and
                  Co.  ...................................      561,250
    25,000       Olin Corp.  .............................      717,187
                                                             ----------
                                                              1,278,437
                                                             ----------
                 UTILITY -- 3.67%
    40,000       Frontier Corp.  .........................    1,095,000
                                                             ----------
                 TELECOMMUNICATIONS -- 2.68%
     2,500      +Leap Wireless International,
                  Inc.  ..................................       11,563
    44,000      +Tele-Communications TCI
                  Ventures Group .........................      786,500
                                                             ----------
                                                                798,063
                                                             ----------
                 TRANSPORTATION -- 2.43%
    17,000       Union Pacific Corp.  ....................      724,625
                                                             ----------
                 ENERGY -- 0.76%
     3,000       Mobil Corp.  ............................      227,812
                                                             ----------
                 TOTAL COMMON STOCKS
                  (Cost $25,758,909)  ....................   29,934,952
                                                             ----------
 Principal
   Amount
----------
DEMAND NOTES -- 0.19%
$   56,000       General Electric Co. Promissory
                  Notes (Cost $56,000)  ..................       56,000
                                                             ----------



TOTAL INVESTMENTS
  (Cost $25,814,909)  ...................   100.49%         $29,990,952
OTHER ASSETS AND
  LIABILITIES (NET)  ....................   ( 0.49)            (146,805)
                                            ------          -----------
NET ASSETS  .............................   100.00%         $29,844,147
                                            ======          ===========
-------------------------
+ Non-income producing security
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Assets and Liabilities
September 30, 1998 (Unaudited)



                                                                                                                 Total Return
                                                                               Equity            Income              Bond
                                                                                Fund              Fund               Fund
                                                                         -----------------  ----------------  -----------------
  Assets:
   Investments, at cost -- see accompanying
    Schedule of Investments ...........................................    $ 104,684,409      $ 63,187,553      $ 185,764,858
                                                                           =============      ============      =============
   Investments in securities, at value (Note 1a) ......................    $ 133,169,950      $ 65,099,596      $ 194,729,193
   Cash ...............................................................               --                --                 --
   Dividends and interest receivable ..................................          151,659           690,496          3,120,584
   Receivable for investment securities sold ..........................               --                --             87,510
   Receivable for fund shares sold ....................................          327,994                --              8,865
   Deferred organization expenses (Note 1f) ...........................            1,181               867              1,471
   Other assets .......................................................            2,724             1,334              3,836
                                                                           -------------      ------------      -------------
    Total assets ......................................................      133,653,508        65,792,293        197,951,459
  Liabilities:
   Payable for investments purchased ..................................               --                --                 --
   Dividends payable ..................................................               --           300,028            878,083
   Payable for fund shares redeemed ...................................           81,832                --             69,745
   Investment advisory fees payable (Note 2a) .........................           45,385            11,637             38,048
   Administration fees payable (Note 2b) ..............................           15,880             8,253             24,923
   Trustees' fees and expenses payable (Note 2f) ......................            3,085             1,039              3,546
   Due to custodian bank ..............................................           62,192            13,842             53,196
   Accrued expenses and other liabilities .............................           27,121            10,935             44,617
                                                                           -------------      ------------      -------------
    Total liabilities .................................................          235,495           345,734          1,112,158
                                                                           -------------      ------------      -------------
  Net Assets ..........................................................    $ 133,418,013      $ 65,446,559      $ 196,839,301
                                                                           =============      ============      =============
  Net Assets Consist of:
   Paid-in capital ....................................................    $  99,789,662      $ 61,566,609      $ 183,912,277
   Undistributed (distributions in excess of) net investment income .             50,946           (22,348)            35,243
   Accumulated net realized gain on investments .......................        5,091,864         1,990,255          3,927,446
   Net unrealized appreciation of investments .........................       28,485,541         1,912,043          8,964,335
                                                                           -------------      ------------      -------------
  Net Assets ..........................................................    $ 133,418,013      $ 65,446,559      $ 196,839,301
                                                                           =============      ============      =============
  Institutional Shares outstanding (Unlimited number of $0.00001 par
   value shares authorized for each Fund) .............................       11,856,620         8,743,004         25,101,180
  Net Asset Value Per Share (net assets / shares outstanding) .........    $       11.25      $       7.49      $        7.84
                                                                           =============      ============      =============

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Assets and Liabilities -- (continued)
September 30, 1998 (Unaudited)



                                                                                      International       Optimum         Value
                                                                       Balanced           Equity           Growth         Equity
                                                                         Fund              Fund             Fund           Fund
                                                                  -----------------  ---------------  -------------  ---------------
  Assets:
   Investments, at cost -- see accompanying
    Schedule of Investments ....................................    $  54,096,894     $ 34,185,398     $ 39,392,208   $  25,814,909
                                                                    =============     ============     ============   =============
   Investments in securities, at value (Note 1a) ...............    $  57,128,354     $ 31,932,850     $ 62,777,599   $  29,990,952
   Cash ........................................................               --               --            1,446           3,704
   Dividends and interest receivable ...........................          578,398          112,549           48,993          39,171
   Receivable for investment securities sold ...................          331,694          651,192               --              --
   Receivable for fund shares sold .............................          208,931            7,170           28,357           3,957
   Foreign withholding tax receivable ..........................               --           32,572               --              --
   Deferred organization expenses (Note 1f) ....................            5,342              842              646             646
   Other assets ................................................            2,261              509              889             713
                                                                    -------------     ------------     ------------   -------------
    Total assets ...............................................       58,254,980       32,737,684       62,857,930      30,039,143
  Liabilities:
   Payable for investments purchased ...........................               --          617,174               --         167,975
   Payable for fund shares redeemed ............................          430,341               --          200,759              --
   Investment advisory fees payable (Note 2a) ..................           66,042           37,362           21,040           8,634
   Administration fees payable (Note 2b) .......................            9,741            5,397            7,849           3,828
   Trustees' fees and expenses payable (Note 2f) ...............            2,341            1,250            1,292           1,176
   Due to custodian bank .......................................          488,623          208,522               --              --
   Accrued expenses and other liabilities ......................           85,026           21,061           52,633          13,383
                                                                    -------------     ------------     ------------   -------------
    Total liabilities ..........................................        1,082,114          890,766          283,573         194,996
                                                                    -------------     ------------     ------------   -------------
  Net Assets ...................................................    $  57,172,866     $ 31,846,918     $ 62,574,357   $  29,844,147
                                                                    =============     ============     ============   =============
  Net Assets Consist of:
   Paid-in capital .............................................    $  47,247,594     $ 33,453,589     $ 41,110,078   $  22,898,026
   Undistributed (distributions in excess of)
    net investment income ......................................           31,385         (316,197)          (2,931)          6,612
   Accumulated net realized gain (loss) on investments .........        6,862,427          960,429       (1,918,181)      2,763,466
   Net unrealized appreciation (depreciation) of investments ...        3,031,460       (2,250,903)      23,385,391       4,176,043
                                                                    -------------     ------------     ------------   -------------
  Net Assets ...................................................    $  57,172,866     $ 31,846,918     $ 62,574,357   $  29,844,147
                                                                    =============     ============     ============   =============
  Net Assets:
   Institutional Shares ........................................    $  57,165,167     $ 31,846,918     $ 55,850,943   $  29,779,303
   Trust Shares ................................................            7,699               --        6,723,414          64,844
  Shares outstanding (Unlimited number of $0.00001 par value shares authorized for each Fund):
   Institutional Shares ........................................        7,333,241        4,047,493        3,338,124       2,234,505
   Trust Shares ................................................              987               --          403,140           4,862
  Net Asset Value Per Share (net assets / shares outstanding):
   Institutional Shares ........................................    $        7.80     $       7.87     $      16.73   $       13.33
                                                                    =============     ============     ============   =============
   Trust Shares ................................................    $        7.80               --     $      16.68   $       13.34
                                                                    =============     ============     ============   =============

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Operations
For the Six Months Ended September 30, 1998 (Unaudited)

                                                                               Total Return
                                                Equity           Income            Bond
                                                 Fund             Fund             Fund
                                           ----------------  --------------  ----------------
  Investment Income
   Dividend income ......................   $     715,964      $       --      $         --
   Interest income ......................          51,755       1,931,358         5,776,707
   Less: Foreign taxes withheld .........              --              --                --
                                            -------------      ----------      ------------
    Total Income ........................         767,719       1,931,358         5,776,707
  Expenses (Note 1g):
   Investment advisory fees
    (Note 2a) ...........................         466,152         204,064           609,257
   Administrative fees (Note 2b) ........         109,725          48,034           143,410
   Custodian fees .......................          22,336          13,052            29,724
   Legal fees ...........................          14,530           6,103            18,120
   Prospectus and shareholder
    reports .............................           6,777           2,907             8,643
   Trustees' fees and expenses
    (Note 2f) ...........................           5,593           2,441             7,012
   Auditing fees ........................           4,437           1,603             5,543
   Transfer agent fees ..................           2,157           2,460             2,296
   Insurance expense ....................           1,195             556             1,694
   Registration fees ....................           1,731             908               985
   Amortization of organization
    expenses (Note 1f) ..................             619             871               724
   Distribution fees -- Trust Shares
    (Note 2e) ...........................              --              --                --
   Miscellaneous ........................           5,184           2,559             5,811
                                            -------------      ----------      ------------
    Total Expenses ......................         640,436         285,558           833,219
    Less: Waiver of fees
     (Note 2c) ..........................        (138,427)       (128,585)         (364,265)
                                            -------------      ----------      ------------
    Net Expenses ........................         502,009         156,973           468,954
                                            -------------      ----------      ------------
  Net Investment Income .................         265,710       1,774,385         5,307,753
                                            -------------      ----------      ------------
  Realized and Unrealized Gain (Loss)
   (Note 1):
   Net realized gain on investments .....       2,355,866       1,007,058         2,334,448
   Net realized gain (loss) on foreign
    currency transactions ...............              --              --                --
   Net change in unrealized
    appreciation/depreciation
    of investments during the
    period (a) ..........................     (20,078,752)      1,246,113         5,944,535
                                            -------------      ----------      ------------
  Net Realized and Unrealized Gain
   (Loss) ...............................     (17,722,886)      2,253,171         8,278,983
                                            -------------      ----------      ------------
  Net Increase (Decrease) in Net
   Assets Resulting from Operations......   $ (17,457,176)     $4,027,556      $ 13,586,736
                                            =============      ==========      ============
  ------------
  (a) Includes net change in
    unrealized appreciation/
    depreciation of foreign
    currency ............................              --              --                --

                               (RESTUBBED TABLE)

                                                               International        Optimum           Value
                                               Balanced            Equity           Growth            Equity
                                                 Fund               Fund             Fund              Fund
                                           ----------------  -----------------  --------------  -----------------
  Investment Income
   Dividend income ......................   $     498,216      $     631,776      $  216,747      $     241,239
   Interest income ......................       1,212,728             40,370          18,776              2,038
   Less: Foreign taxes withheld .........              --            (59,360)             --                 --
                                            -------------      -------------      ----------      -------------
    Total Income ........................       1,710,944            612,786         235,523            243,277
  Expenses (Note 1g):
   Investment advisory fees
    (Note 2a) ...........................         272,982            190,714         206,053            110,921
   Administrative fees (Note 2b) ........          64,256             38,143          48,502             26,109
   Custodian fees .......................          13,835             30,216          10,532              6,935
   Legal fees ...........................           7,812              4,020           6,589              4,770
   Prospectus and shareholder
    reports .............................          10,814              4,985          11,045              6,012
   Trustees' fees and expenses
    (Note 2f) ...........................           3,658              1,829           2,553              1,804
   Auditing fees ........................           2,543              1,004           1,324                410
   Transfer agent fees ..................           3,971              3,198           5,218              3,314
   Insurance expense ....................             986                632             613                307
   Registration fees ....................           2,446              1,017           7,944              7,091
   Amortization of organization
    expenses (Note 1f) ..................           2,849                604             123                123
   Distribution fees -- Trust Shares
    (Note 2e) ...........................          33,127                 --          12,626                132
   Miscellaneous ........................           4,198              2,146           2,879              1,484
                                            -------------      -------------      ----------      -------------
    Total Expenses ......................         423,477            278,508         316,001            169,412
    Less: Waiver of fees
     (Note 2c) ..........................         (96,370)          (106,799)        (81,562)           (50,218)
                                            -------------      -------------      ----------      -------------
    Net Expenses ........................         327,107            171,709         234,439            119,194
                                            -------------      -------------      ----------      -------------
  Net Investment Income .................       1,383,837            441,077           1,084            124,083
                                            -------------      -------------      ----------      -------------
  Realized and Unrealized Gain (Loss)
   (Note 1):
   Net realized gain on investments .....       2,727,089            962,993         587,610          2,154,508
   Net realized gain (loss) on foreign
    currency transactions ...............              --            (16,164)             --              6,857
   Net change in unrealized
    appreciation/depreciation
    of investments during the
    period (a) ..........................     (14,072,035)        (8,045,913)        542,280         (8,348,583)
                                            -------------      -------------      ----------      -------------
  Net Realized and Unrealized Gain
   (Loss) ...............................     (11,344,946)        (7,099,084)      1,129,890         (6,187,218)
                                            -------------      -------------      ----------      -------------
  Net Increase (Decrease) in Net
   Assets Resulting from Operations......   $  (9,961,109)     $  (6,658,007)     $1,130,974      $  (6,063,135)
                                            =============      =============      ==========      =============
  ------------
  (a) Includes net change in
    unrealized appreciation/
    depreciation of foreign
    currency ............................              --      $       3,711              --                 --

                          See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Changes in Net Assets

                                                       Equity Fund
                                            ----------------------------------
                                               Six Months
                                                  Ended             Year
                                              September 30,         Ended
                                                  1998            March 31,
                                               (Unaudited)          1998
                                            ----------------  ----------------
  Operations:
   Net investment income .................   $     265,710     $     577,988
   Net realized gain on
    investments ..........................       2,355,866        13,078,300
   Net change in unrealized
    appreciation/depreciation of
    investments during the
    period ...............................     (20,078,752)       39,624,075
                                             -------------     -------------
     Net increase (decrease) in
      net assets resulting from
      operations .........................     (17,457,176)       53,280,363
  Distributions to Shareholders:
   From net investment income ............        (329,295)         (644,350)
   In excess of net investment
    income ...............................              --                --
   From net realized gains ...............              --       (15,372,442)
                                             -------------     -------------
     Total distributions to
      shareholders .......................        (329,295)      (16,016,792)
                                             -------------     -------------
  Transactions in Shares of Beneficial
   Interest:
   Net proceeds from shares sold .........      25,642,242        33,699,430
   Contribution in-kind ..................              --                --
   Reinvestment of dividends .............           7,322           405,457
   Cost of shares redeemed ...............     (12,773,177)      (51,602,372)
                                             -------------     -------------
     Net increase (decrease) in
      net assets from beneficial
      interest transactions ..............      12,876,387       (17,497,485)
                                             -------------     -------------
      Total Increase (Decrease)
       in Net Assets .....................      (4,910,084)       19,766,086
  Net Assets:
   Beginning of Period ...................     138,328,097       118,562,011
                                             -------------     -------------
   End of Period (a) .....................   $ 133,418,013     $ 138,328,097
                                             =============     =============
  Capital Share Transactions:
   Institutional Shares sold .............       1,956,272         3,017,785
   Contribution in-kind ..................              --                --
   Institutional Shares issued for
    dividend reinvestment ................             580            37,320
   Institutional Shares redeemed .........        (996,938)       (4,449,056)
                                             -------------     -------------
  Net Increase (Decrease) in Shares
   Outstanding ...........................         959,914        (1,393,951)
                                             =============     =============
  ------------
  (a) Including undistributed
      (distributions in excess of) net
      investment income ..................   $      50,946     $     114,531


                               (RESTUBBED TABLE)

                                                      Income Fund                  Total Return Bond Fund
                                            --------------------------------  ---------------------------------
                                               Six Months                        Six Months
                                                 Ended             Year             Ended             Year
                                             September 30,        Ended         September 30,        Ended
                                                  1998          March 31,           1998           March 31,
                                              (Unaudited)          1998          (Unaudited)          1998
                                            ---------------  ---------------  ----------------  ---------------
  Operations:
   Net investment income .................   $  1,774,385     $  3,303,028     $   5,307,753     $   8,940,752
   Net realized gain on
    investments ..........................      1,007,058          990,393         2,334,448         2,353,952
   Net change in unrealized
    appreciation/depreciation of
    investments during the
    period ...............................      1,246,113        1,583,858         5,944,535         5,697,218
                                             ------------     ------------     -------------     -------------
     Net increase (decrease) in
      net assets resulting from
      operations .........................      4,027,556        5,877,279        13,586,736        16,991,922
  Distributions to Shareholders:
   From net investment income ............     (1,793,204)      (3,299,499)       (5,307,762)       (8,941,053)
   In excess of net investment
    income ...............................             --           (3,529)               --                --
   From net realized gains ...............             --         (183,152)               --        (1,220,129)
                                             ------------     ------------     -------------     -------------
     Total distributions to
      shareholders .......................     (1,793,204)      (3,486,180)       (5,307,762)      (10,161,182)
                                             ------------     ------------     -------------     -------------
  Transactions in Shares of Beneficial
   Interest:
   Net proceeds from shares sold .........      1,912,452       12,191,434        30,459,923        49,920,677
   Contribution in-kind ..................             --               --        12,430,061                --
   Reinvestment of dividends .............             --               --            48,847           134,539
   Cost of shares redeemed ...............        (74,394)      (4,290,648)      (22,089,759)      (27,577,046)
                                             ------------     ------------     -------------     -------------
     Net increase (decrease) in
      net assets from beneficial
      interest transactions ..............      1,838,058        7,900,786        20,849,072        22,478,170
                                             ------------     ------------     -------------     -------------
      Total Increase (Decrease)
       in Net Assets .....................      4,072,410       10,291,885        29,128,046        29,308,910
  Net Assets:
   Beginning of Period ...................     61,374,149       51,082,264       167,711,255       138,402,345
                                             ------------     ------------     -------------     -------------
   End of Period (a) .....................   $ 65,446,559     $ 61,374,149     $ 196,839,301     $ 167,711,255
                                             ============     ============     =============     =============
  Capital Share Transactions:
   Institutional Shares sold .............        261,549        1,695,891         4,024,725         6,736,023
   Contribution in-kind ..................             --               --         1,646,253                --
   Institutional Shares issued for
    dividend reinvestment ................             --               --             6,453            18,167
   Institutional Shares redeemed .........        (10,126)        (610,049)       (2,921,797)       (3,735,567)
                                             ------------     ------------     -------------     -------------
  Net Increase (Decrease) in Shares
   Outstanding ...........................        251,423        1,085,842         2,755,634         3,018,623
                                             ============     ============     =============     =============
  ------------
  (a) Including undistributed
      (distributions in excess of) net
      investment income ..................   $    (22,348)    $     (3,529)    $      35,243     $      35,252


                          See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Changes in Net Assets -- (continued)

                                                                      Balanced Fund               International Equity Fund
                                                             --------------------------------  --------------------------------
                                                                Six Months                        Six Months
                                                                  Ended             Year            Ended             Year
                                                              September 30,        Ended        September 30,        Ended
                                                                   1998          March 31,           1998          March 31,
                                                               (Unaudited)          1998         (Unaudited)          1998
                                                             ---------------  ---------------  ---------------  ---------------
  Operations:
   Net investment income ..................................   $   1,383,837    $   3,368,479    $    441,077     $     458,891
   Net realized gain on investments .......................       2,727,089       12,929,382         962,993           487,012
   Net realized loss on foreign currency transactions .....              --               --         (16,164)          (37,743)
   Net change in unrealized
    appreciation/depreciation of investments
    during the period .....................................     (14,072,035)       5,190,357      (8,045,913)        2,474,310
                                                              -------------    -------------    ------------     -------------
     Net increase (decrease) in net assets resulting
       from operations ....................................      (9,961,109)      21,488,218      (6,658,007)        3,382,470
  Distributions to Shareholders:
   From net investment income
    Institutional Shares ..................................      (1,648,374)      (3,042,093)       (646,625)         (318,203)
    Trust Shares ..........................................        (430,453)        (319,761)             --                --
   In excess of net investment income
    Institutional Shares ..................................              --               --              --          (110,649)
   From net realized gains
    Institutional Shares ..................................              --       (7,725,226)             --          (661,743)
    Trust Shares ..........................................              --       (1,876,320)             --                --
                                                              -------------    -------------    ------------     -------------
     Total distributions to shareholders ..................      (2,078,827)     (12,963,400)       (646,625)       (1,090,595)
                                                              -------------    -------------    ------------     -------------
  Transactions in Shares of Beneficial Interest:
   Net proceeds from shares sold
    Institutional Shares ..................................       5,821,172       21,742,743       5,998,169        23,093,069
    Trust Shares ..........................................         703,946       20,319,193              --                --
   Reinvestment of dividends
    Institutional Shares ..................................             727            3,590              --             8,515
    Trust Shares ..........................................         291,746        2,196,081              --                --
   Cost of shares redeemed
    Institutional Shares ..................................      (8,752,209)     (57,967,499)     (7,282,973)      (23,426,766)
    Trust Shares ..........................................     (18,755,099)      (1,878,906)             --                --
                                                              -------------    -------------    ------------     -------------
     Net decrease in net assets from beneficial
       interest transactions ..............................     (20,689,717)     (15,584,798)     (1,284,804)         (325,182)
                                                              -------------    -------------    ------------     -------------
       Total Increase (Decrease) in Net Assets ............     (32,729,653)      (7,059,980)     (8,589,436)        1,966,693
  Net Assets:
   Beginning of Period ....................................      89,902,519       96,962,499      40,436,354        38,469,661
                                                              -------------    -------------    ------------     -------------
   End of Period (a) ......................................   $  57,172,866    $  89,902,519    $ 31,846,918     $  40,436,354
                                                              =============    =============    ============     =============
  Capital Share Transactions:
   Shares sold:
    Institutional Shares ..................................         676,033        2,483,939         641,113         2,482,442
    Trust Shares (b) ......................................          79,974        2,179,728              --                --
   Shares issued for dividend reinvestment:
    Institutional Shares ..................................              85              418              --               877
    Trust Shares (b) ......................................          32,759          256,143              --                --
   Shares redeemed:
    Institutional Shares ..................................      (1,019,272)      (6,477,987)       (775,228)       (2,564,182)
    Trust Shares (b) ......................................      (2,342,728)        (204,889)             --                --
                                                              -------------    -------------    ------------     -------------
  Net Decrease in Shares Outstanding ......................      (2,573,149)      (1,762,648)       (134,115)          (80,863)
                                                              =============    =============    ============     =============
  ------------
  (a) Including undistributed (distributions in
      excess of) net investment income ....................   $      31,385    $     726,375    $   (316,197)    $    (110,649)
  (b) Initial offering of Trust Shares commenced
      on August 25, 1997 for Balanced Fund.


                          See Notes to Financial Statements.

Excelsior Institutional Trust
Statements of Changes in Net Assets -- (continued)

                                                                         Optimum Growth Fund               Value Equity Fund
                                                                   -------------------------------- -------------------------------
                                                                      Six Months                       Six Months
                                                                        Ended             Year           Ended            Year
                                                                    September 30,        Ended       September 30,        Ended
                                                                         1998          March 31,          1998          March 31,
                                                                     (Unaudited)          1998        (Unaudited)         1998
                                                                   ---------------  --------------- ---------------  --------------
  Operations:
   Net investment income ........................................   $      1,084     $     81,809    $    124,083     $    243,228
   Net realized gain (loss) on investments ......................        587,610       (2,090,039)      2,161,365        2,142,877
   Net change in unrealized appreciation/depreciation of
    investments during the period ...............................        542,280       22,166,451      (8,348,583)       9,909,167
                                                                    ------------     ------------    ------------     ------------
     Net increase (decrease) in net assets resulting from
       operations ...............................................      1,130,974       20,158,221      (6,063,135)      12,295,272
  Distributions to Shareholders:
   From net investment income
    Institutional Shares ........................................        (10,786)        (123,146)       (181,161)        (230,995)
    Trust Shares ................................................             --           (4,167)           (185)            (363)
   From net realized gains
    Institutional Shares ........................................             --               --              --       (1,695,764)
    Trust Shares ................................................             --               --              --           (5,580)
                                                                    ------------     ------------    ------------     ------------
     Total distributions to shareholders ........................        (10,786)        (127,313)       (181,346)      (1,932,702)
                                                                    ------------     ------------    ------------     ------------
  Transactions in Shares of Beneficial Interest:
   Net proceeds from shares sold
    Institutional Shares ........................................      5,922,972        8,293,581       1,665,255        1,679,381
    Trust Shares ................................................        595,744        2,776,946             352           31,723
   Reinvestment of dividends
    Institutional Shares ........................................            569            4,030              --               --
    Trust Shares ................................................             --              875              48            1,672
   Cost of shares redeemed
    Institutional Shares ........................................     (2,519,803)      (1,722,710)       (420,501)        (937,737)
    Trust Shares ................................................       (587,841)      (1,880,728)             --          (37,415)
                                                                    ------------     ------------    ------------     ------------
     Net increase in net assets from beneficial interest
       transactions .............................................      3,411,641        7,471,994       1,245,154          737,624
                                                                    ------------     ------------    ------------     ------------
       Total Increase (Decrease) in Net Assets ..................      4,531,829       27,502,902      (4,999,327)      11,100,194
  Net Assets:
   Beginning of Period ..........................................     58,042,528       30,539,626      34,843,474       23,743,280
                                                                    ------------     ------------    ------------     ------------
   End of Period (a) ............................................   $ 62,574,357     $ 58,042,528    $ 29,844,147     $ 34,843,474
                                                                    ============     ============    ============     ============
  Capital Share Transactions:
   Shares Sold:
    Institutional Shares ........................................        335,395          614,403         106,766          131,715
    Trust Shares ................................................         34,978          210,824              23            2,111
   Shares issued for dividend reinvestment:
    Institutional Shares ........................................             35              332              --               --
    Trust Shares ................................................             --               83               3              123
   Shares redeemed:
    Institutional Shares ........................................       (147,302)        (132,059)        (29,282)         (65,278)
    Trust Shares ................................................        (36,571)        (135,970)             --           (2,373)
                                                                    ------------     ------------    ------------     ------------
  Net Increase in Shares Outstanding ............................        186,535          557,613          77,510           66,298
                                                                    ============     ============    ============     ============
  ------------
  (a) Including undistributed (distributions in excess of) net
      investment income .........................................   $     (2,931)    $      6,771    $      6,612     $     63,875


                          See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights

Selected data for a share outstanding throughout each period are as follows:


                                                                                      Equity Fund
                                               ---------------------------------------------------------------------------------
                                                    Six Months
                                                      Ended                          Ten Months                     January 16,
                                                  September 30,      Year Ended         Ended        Year Ended     1995(b) to
                                                       1998           March 31,       March 31,        May 31,        May 31,
                                                   (Unaudited)          1998           1997(a)          1996           1995
                                               -------------------  ------------  ----------------  ------------ ----------------
 Net Asset Value, Beginning of Period .......      $  12.69           $   9.65        $    8.93        $ 7.73       $    7.00
                                                   --------           --------        ---------        ------        ---------
 Investment Operations:
  Net investment income .....................          0.02               0.05             0.05          0.11            0.05
  Net realized and unrealized gain (loss)
   on investments ...........................         (1.43)              4.67             0.86          1.20            0.70
                                                   --------            -------        ---------        ------        ---------
   Total From Investment Operations .........         (1.41)              4.72             0.91          1.31            0.75
                                                   --------            -------        ---------        ------        ---------
 Distributions:
  From net investment income ................         (0.03)             (0.06)           (0.07)        (0.11)         (0.02)
  In excess of net investment income ........           --                  --              --             --             --
  From net realized gains ...................           --               (1.62)           (0.12)           --             --
                                                   --------           --------        ---------        -------       ---------
   Total Distributions ......................         (0.03)             (1.68)           (0.19)        (0.11)         (0.02)
                                                   --------           --------        ---------        -------       ---------
 Net Asset Value, End of Period .............      $  11.25           $  12.69        $    9.65        $ 8.93        $   7.73
                                                   ========           ========        =========        =======       =========
 Total Return ...............................        (11.14)%(c)         51.58%           10.22%(c)     17.04%          10.80%(c)
                                                   ========           ========        =========        =======       =========
 Ratios and Supplemental Data:
 Ratios to Average Net Assets
  Net Expenses ..............................          0.70%(e)           0.70%            0.70%(e)      0.36%           0.12%(e)
  Gross Expenses (d) ........................          0.89%(e)           0.90%            0.92%(e)      1.49%           2.67%(e)
  Net Investment Income .....................          0.37%(e)           0.46%            0.70%(e)      1.32%           2.44%(e)
 Portfolio Turnover .........................            18%(e)             26%              32%(e)       113%             34%(e)
 Net Assets at end of Period
  (000's omitted) ...........................      $133,418            $138,328        $118,562       $23,495         $15,409

                               (RESTUBBED TABLE)


                                                                                  Income Fund
                                               ---------------------------------------------------------------------------------
                                                    Six Months
                                                      Ended                          Ten Months                     January 16,
                                                  September 30,      Year Ended         Ended        Year Ended     1995(b) to
                                                       1998           March 31,       March 31,        May 31,        May 31,
                                                   (Unaudited)          1998           1997(a)          1996           1995
                                               -------------------  ------------  ----------------  ------------ ----------------
 Net Asset Value, Beginning of Period .......      $   7.23           $    6.90      $    6.99        $  7.33       $    7.00
                                                   --------           ---------      ---------        -------       ---------
 Investment Operations:
  Net investment income .....................          0.21                0.44           0.38           0.51            0.19
  Net realized and unrealized gain (loss)
   on investments ...........................          0.26                0.35          (0.01)         (0.27)           0.33
                                                   --------           ---------      ---------        -------       ---------
   Total From Investment Operations .........          0.47                0.79           0.37           0.24            0.52
                                                   --------           ---------      ---------        -------       ---------
 Distributions:
  From net investment income ................         (0.21)              (0.44)         (0.38)         (0.51)          (0.19)
  In excess of net investment income ........            --                  --(f)          --             --              --
  From net realized gains ...................            --               (0.02)         (0.08)         (0.07)             --
                                                   --------           ---------      ---------        -------       ---------
   Total Distributions ......................         (0.21)              (0.46)         (0.46)         (0.58)          (0.19)
                                                   --------           ---------      ---------        -------       ---------
 Net Asset Value, End of Period .............      $   7.49           $    7.23      $    6.90        $  6.99       $    7.33
                                                   ========           =========      =========        =======       =========
 Total Return ...............................          6.59%(c)           11.78%          5.39%(c)       3.18%           7.51%(c)
                                                   ========           =========      =========        =======       =========
 Ratios and Supplemental Data:
 Ratios to Average Net Assets
  Net Expenses ..............................          0.50%(e)            0.50%          0.50%(e)       0.26%           0.12%(e)
  Gross Expenses (d) ........................          0.91%(e)            0.91%          0.96%(e)       1.35%           1.65%(e)
  Net Investment Income .....................          5.65%(e)            6.14%          6.50%(e)       6.99%           7.17%(e)
 Portfolio Turnover .........................           200%(e)             190%           107%(e)         67%             34%(e)
 Net Assets at end of Period
  (000's omitted) ...........................       $65,447             $61,374        $51,082        $24,001         $33,230

 -------------
 (a) The Fund changed its fiscal year end to March 31.
 (b) Commencement of Operations
 (c) Not annualized
 (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
 (e) Annualized
 (f) Amount represents less than $0.01 per share.



                            See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights -- (continued)


Selected data for a share outstanding throughout each period are as follows:


                                                                            Total Return Bond Fund
                                               --------------------------------------------------------------------------------
                                                   Six Months
                                                      Ended                         Ten Months                       January 19,
                                                  September 30,     Year Ended         Ended        Year Ended       1995(b) to
                                                      1998           March 31,       March 31,        May 31,          May 31,
                                                   (Unaudited)         1998           1997(a)          1996             1995
                                               ------------------  ------------  ----------------  ------------  --------------
 Net Asset Value, Beginning of Period .......     $     7.51         $  7.16        $    7.18        $  7.47         $    7.00
                                                  ----------         -------        ---------        -------         ----------
 Investment Operations:
  Net investment income .....................           0.22            0.44             0.37           0.48              0.18
  Net realized and unrealized gain (loss)
   on investments ...........................           0.33            0.41             0.01          (0.17)             0.47
                                                  ----------         -------        ---------        -------        ----------
   Total From Investment Operations .........           0.55            0.85             0.38           0.31              0.65
                                                  ----------         -------        ---------        -------        ----------
 Distributions:
  From net investment income ................          (0.22)          (0.44)           (0.37)         (0.48)            (0.18)
  In excess of net investment income ........             --              --              --             --                --
  From net realized gains ...................             --           (0.06)           (0.03)         (0.12)              --
                                                  ----------         --------       ---------        -------        ----------
   Total Distributions ......................          (0.22)          (0.50)           (0.40)         (0.60)            (0.18)
                                                  ----------         --------       ---------        -------        ----------
 Net Asset Value, End of Period .............     $     7.84         $  7.51        $    7.16        $  7.18         $    7.47
                                                  ==========         ========       =========        =======        ==========
 Total Return ...............................           7.38%(c)       12.21%            5.29%(c)       4.20%             9.40%(c)
                                                  ==========         ========       =========        =======        ==========
 Ratios and Supplemental Data:
 Ratios to Average Net Assets
  Net Expenses ..............................           0.50%(e)        0.50%            0.50%(e)       0.32%             0.12%(e)
  Gross Expenses (d) ........................           0.89%(e)        0.90%            0.92%(e)       1.33%             1.93%(e)
  Net Investment Income .....................           5.66%(e)        5.95%            6.08%(e)       6.47%             7.09%(e)
 Portfolio Turnover .........................            201%(e)         196%             200%(e)        127%               84%(e)
 Net Assets at end of Period
  (000's omitted) ...........................     $  196,839         $167,711       $ 138,402        $65,017        $   24,913

                               (RESTUBBED TABLE)

                                                                                  Balanced Fund
                                               ----------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                           Ten Months                      July 11,
                                                September 30,      Year Ended        Ended         Year Ended      1994(b) to
                                                    1998+           March 31,       March 31,        May 31,         May 31,
                                                (Unaudited)           1998           1997(a)          1996            1995
                                               ------------------  ------------  ----------------  ------------   -----------
 Net Asset Value, Beginning of Period .......        $9.08          $  8.31         $  8.26          $  7.70         $  7.00
                                                   -------           ------         -------          -------         -------
 Investment Operations:
  Net investment income .....................         0.15             0.33            0.26             0.34            0.35
  Net realized and unrealized gain (loss)
   on investments ...........................        (1.21)            1.66            0.40             0.78            0.64
                                                   -------           ------         -------          -------         -------
   Total From Investment Operations .........        (1.06)            1.99            0.66             1.12            0.99
                                                   -------           ------         -------          -------         -------
 Distributions:
  From net investment income ................        (0.22)           (0.30)          (0.28)           (0.36)          (0.26)
  In excess of net investment income ........           --               --              --               --             --
  From net realized gains ...................           --            (0.92)          (0.33)           (0.20)          (0.03)
                                                   -------           ------         -------          -------         -------
   Total Distributions ......................        (0.22)           (1.22)          (0.61)           (0.56)          (0.29)
                                                   -------           ------         -------          -------         -------
 Net Asset Value, End of Period .............      $  7.80          $  9.08         $  8.31           $ 8.26         $  7.70
                                                   =======          =======         =======          =======         =======
 Total Return ...............................      (11.087)%(c)       25.12%           8.20%(c)        15.07%          14.59%(c)
                                                   =======          =======         =======          =======         =======
 Ratios and Supplemental Data:
 Ratios to Average Net Assets
  Net Expenses ..............................         0.70%(e)         0.70%           0.70%(e)         0.38%           0.12%(e)
  Gross Expenses (d) ........................         0.93%(e)         0.92%           0.93%(e)         1.21%           1.32%(e)
  Net Investment Income .....................         3.38%(e)         3.57%           3.84%(e)         4.34%           5.55%(e)
 Portfolio Turnover .........................           44%(e)           75%             53%(e)           56%             57%(e)
 Net Assets at end of Period
  (000's omitted) ...........................      $57,165          $69,667         $96,962          $95,638         $74,478

 ----------
 (a) The Fund changed its fiscal year end to March 31.
 (b) Commencement of Operations
 (c) Not annualized
 (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
 (e) Annualized
  + For comparative purposes per share amounts for the six months ended September 30, 1998 are based on average shares outstanding.


                            See Notes to Financial Statements.

Excelsior Institutional Trust
Financial Highlights -- (continued)



 Selected data for a share outstanding throughout each period are as follows:

                                                                International Equity Fund
                                   -----------------------------------------------------------------------------------
                                        Six Months
                                          Ended                          Ten Months                      January 24,
                                      September 30,      Year Ended         Ended        Year Ended      1995(b) to
                                           1998           March 31,       March 31,        May 31,         May 31,
                                       (Unaudited)          1998           1997(a)          1996            1995
                                   -------------------  ------------  ----------------  ------------  ----------------
 Net Asset Value, Beginning
  of Period .....................     $      9.67         $  9.03         $    8.99        $ 7.88         $    7.00
                                      -----------         -------         ---------        ------         ---------
 Investment Operations:
  Net investment income .........            0.11            0.09              0.01          0.09              0.08
  Net realized and
   unrealized gain (loss)
   on investments ...............          (1.75)            0.79              0.21          1.20              0.80
                                      -----------          ------         ---------        ------         ---------
   Total From Investment
   Operations ...................          (1.64)            0.88              0.22          1.29              0.88
                                      -----------          ------         ---------        ------         ---------
 Distributions:
  From net investment
   income .......................          (0.16)           (0.07)            (0.06)        (0.12)              --
  In excess of net
   investment income ............              --           (0.02)            (0.03)           --               --
  From net realized gains .......              --           (0.15)            (0.09)        (0.06)              --
                                      -----------         -------         ---------        -------        ---------
   Total Distributions ..........          (0.16)           (0.24)            (0.18)        (0.18)              --
                                      -----------         -------         ---------        -------        ---------
 Net Asset Value, End of
  Period ........................     $      7.87         $  9.67         $    9.03        $ 8.99         $    7.88
                                      ===========         =======         =========        =======        =========
 Total Return ...................          (17.25)%(c)       9.90%             2.41%(c)     16.58%            12.57%(c)
                                      ===========         =======         =========        =======        =========
 Ratios and Supplemental
  Data:
 Ratios to Average Net Assets
  Net Expenses ..................            0.90%(e)        0.90%             0.90%(e)      0.60%             0.25%(e)
  Gross Expenses (d) ............            1.46%(e)        1.43%             1.49%(e)      2.05%             3.32%(e)
  Net Investment Income .........            2.32%(e)        1.05%             0.45%(e)      1.71%             3.47%(e)
 Portfolio Turnover .............              29%(e)          52%               45%(e)        19%                8%(e)
 Net Assets at end of Period
  (000's omitted) ...............     $    31,847         $40,436        $   38,470       $24,522         $   8,804

                               (RESTUBBED TABLE)

                                                 Optimum Growth Fund                               Value Equity Fund
                                   ----------------------------------------------  --------------------------------------------
                                      Six Months                                       Six Months
                                        Ended                          June 1,           Ended                       June 1,
                                    September 30,    Year Ended      1996(b) to      September 30,    Year Ended   1996(b) to
                                         1998         March 31,       March 31,           1998         March 31,    March 31,
                                     (Unaudited)        1998            1997          (Unaudited)        1998         1997
                                   ---------------  ------------  ---------------  ----------------- --------------------------
 Net Asset Value, Beginning
  of Period .....................    $  16.33        $ 10.19        $   10.00       $    16.12        $ 11.33     $  10.00
                                     --------        -------        ---------       ----------        -------     --------
 Investment Operations:
  Net investment income .........          --(f)        0.03             0.05             0.06           0.11         0.08
  Net realized and
   unrealized gain (loss)
   on investments ...............        0.40           6.15             0.17            (2.77)          5.59         1.31
                                     --------        -------        ---------       ----------        -------     --------
   Total From Investment
    Operations ..................        0.40           6.18             0.22            (2.71)          5.70         1.39
                                     --------        -------        ---------       ----------        -------     --------
 Distributions:
  From net investment
   income .......................          --(f)       (0.04)           (0.03)           (0.08)         (0.11)       (0.06)
  In excess of net
   investment income ............          --             --               --               --             --           --
  From net realized gains .......          --             --               --               --          (0.80)          --
                                     --------        -------        ---------       ----------        -------     --------
   Total Distributions ..........          --(f)       (0.04)           (0.03)           (0.08)         (0.91)       (0.06)
                                     --------        -------        ---------       ----------        -------     --------
 Net Asset Value, End of
  Period ........................    $  16.73        $ 16.33        $   10.19       $    13.33        $ 16.12     $  11.33
                                     ========        =======        =========       ==========        =======     ========
 Total Return ...................        2.47%(c)      60.85%            2.23%(c)       (16.86)%(c)     51.67%       13.91%(c)
                                     ========        =======        =========       ==========        =======     ========
 Ratios and Supplemental
  Data:
 Ratios to Average Net Assets
  Net Expenses ..................        0.70%(e)       0.70%            0.70%(e)         0.70%(e)       0.70%        0.70%(e)
  Gross Expenses (d) ............        0.96%(e)       0.97%            1.11%(e)         0.99%(e)       1.00%        1.12%(e)
  Net Investment Income .........        0.04%(e)       0.23%            0.66%(e)         0.73%(e)       0.81%        0.94%(e)
 Portfolio Turnover .............          17%(e)         19%              20%(e)           57%(e)         51%          64%(e)
 Net Assets at end of Period
  (000's omitted) ...............    $ 55,851        $51,441        $  27,183       $   29,779        $34,766     $ 23,687


 ----------
   (a) The Fund changed its fiscal year end to March 31.
   (b) Commencement of Operations
   (c) Not annualized
   (d) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
   (e) Annualized
   (f) Amount represents less than $0.01 per share.


                            See Notes to Financial Statements.

                         Excelsior Institutional Trust

                   Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:

     Excelsior Institutional Trust ("Trust") is registered under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933 as an open-end diversified management investment company. The Trust currently offers shares in the following seven funds (each a "Fund", collectively, the "Funds"), each having its own investment objectives and policies: Excelsior Institutional Equity Fund ("Equity Fund"), Excelsior Institutional Income Fund ("Income Fund"), Excelsior Institutional Total Return Bond Fund ("Total Return Bond Fund"), Excelsior Institutional Balanced Fund ("Balanced Fund"), Excelsior Institutional International Equity Fund ("International Equity Fund"), Excelsior Institutional Optimum Growth Fund ("Optimum Growth Fund") and Excelsior Institutional Value Equity Fund ("Value Equity Fund"). With regard to Balanced Fund, International Equity Fund, Optimum Growth Fund and Value Equity Fund, the Trust offers two classes of shares: Institutional Shares and Trust Shares. At September 30, 1998, International Equity Fund has not issued Trust Shares. The Financial Highlights of the Trust Shares are presented in a separate semi-annual report.

     The following is a summary of the significant accounting policies of the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from these estimates.

     a) Valuation of Investments -- Investments in securities that are traded on a domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Funds' Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

     All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

                         Excelsior Institutional Trust

     Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Funds' Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     b) Forward foreign currency exchange contracts -- The International Equity Fund's participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, on the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains and losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

     c) Security transactions and investment income -- Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the dividend.

     d) Dividends to Shareholders -- Dividends equal to all or substantially all of each Fund's net investment income will be declared and paid as follows:
For the Equity Fund, Balanced Fund, Optimum Growth Fund, and Value Equity Fund, dividends will be declared and paid at least quarterly; for the Income Fund and Total Return Bond Fund, dividends will be declared daily and paid monthly; and for the International Equity Fund, dividends will be declared and paid at least once a year. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Trust not to distribute such gain.

     Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, deferral of losses on wash sales, and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

     In order to avoid a Federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

                         Excelsior Institutional Trust

     e) Repurchase agreements -- The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds' custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

     If the value of the underlying security falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in the connection with the disposition of the underlying securities or loss to the extent that proceeds from the sale of the underlying securities were less than the repurchase price under the agreement.

     f) Deferred Organization Expense -- Expenses incurred by each Fund in connection with its organization are being amortized on a straight-line basis over a five year period.

     g) Expense Allocation -- Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund and expenses directly attributable to a particular class of shares in a Fund are charged to such class.

     h) Federal Income Taxes -- It is the policy of each Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

     At March 31, 1998, the following Fund had approximate capital loss carryforwards for federal tax purposes available to offset future net capital gains through the indicated expiration dates:




                                                       Expiration Date March 31,
                                                     ---------------------------
                                                        2005           2006
                                                     -----------   -------------
Optimum Growth Fund ..............................    $404,322      $1,089,198

                         Excelsior Institutional Trust

     At September 30, 1998, the aggregate cost and gross unrealized appreciation and gross unrealized depreciation in the value of investments owned by the Funds, as computed on a federal tax basis, were as follows:


                                                             Total
                                                            Return                     International      Optimum          Value
                               Equity       Income           Bond        Balanced          Equity         Growth          Equity
                                Fund         Fund            Fund          Fund             Fund           Fund            Fund
                          -------------- ------------- -------------- --------------  --------------- --------------  -------------
Aggregate Cost .........   $104,684,409  $63,187,553    $185,764,858   $ 54,096,894    $ 34,185,398    $39,392,208     $ 25,814,909
                           ============  ===========    ============   ============    ============    ===========     ============
Gross unrealized
 appreciation ..........   $ 35,640,384  $ 1,912,043    $  8,968,179   $  7,098,276    $  4,802,676    $24,324,529     $  6,567,973
                           ------------  -----------    ------------   ------------    ------------    -----------     ------------
Gross unrealized
 depreciation ..........     (7,154,843)          --          (3,844)    (4,066,816)     (7,055,224)      (939,138)      (2,391,930)
                           ------------  -----------    ------------   ------------    ------------    -----------     ------------
Net unrealized
 appreciation
 (depreciation) ........   $ 28,485,541  $ 1,912,043    $  8,964,335   $  3,031,460    $ (2,252,548)   $23,385,391     $  4,176,043
                           ============  ===========    ============   ============    ============    ===========     ============

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions:

     a) United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Equity Fund, Income Fund, Total Return Bond Fund, Optimum Growth Fund and Value Equity Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each Fund.

     U.S. Trust Company, N.A. ("U.S. Trust, N.A.") serves as the investment adviser to the Balanced Fund and International Equity Fund. U.S. Trust, N.A. has delegated the daily management of the security holdings of these Funds to the investment managers named below, acting as sub-advisers:


Balanced Fund .....................  Becker Capital Management, Inc.
International Equity Fund .........  Harding, Loevner Management, L.P.

     For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust, N.A. is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets for the Balanced Fund, and 1.00% of the average daily net assets of the International Equity Fund. Pursuant to separate sub-advisory agreements between U.S. Trust, N.A. and each sub-adviser, sub-advisory fees are payable monthly by U.S. Trust, N.A., computed on the average daily value of each Fund's net assets at the following annual rates: 0.425% for the Balanced Fund, and 0.50% for the International Equity Fund. The sub-advisers are compensated only by U.S. Trust, N.A., and receive no fee directly from the Funds. Prior to June 22, 1998, United States Trust Company of The Pacific Northwest served as the investment adviser to the Balanced Fund and International Equity Fund pursuant to investment advisory agreements substantially similar to those currently in effect for Balanced Fund and International Equity Fund.

     U.S. Trust NY, U.S. Trust CT and U.S. Trust, N.A. are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

                         Excelsior Institutional Trust

     b) U.S. Trust CT, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services, a wholly-owned subsidiary of Federated Investors, Inc., (collectively, the "Administrators") provide administrative services to the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Funds (excluding International Equity Fund), Excelsior Funds, Inc. (excluding its international equity portfolios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the average daily net assets of the International Equity Fund at an annual rate of 0.20%. For the six months ended September 30, 1998, administration fees charged by U.S. Trust CT were as follows:


Equity Fund .......................................................    $25,650
Income Fund .......................................................    $11,237
Total Return Bond Fund ............................................    $33,570
Balanced Fund .....................................................    $15,004
International Equity Fund .........................................    $15,875
Optimum Growth Fund ...............................................    $11,352
Value Equity Fund .................................................    $ 6,098

     c) From time to time, as they may deem appropriate in their sole discretion, U.S. Trust, U.S. Trust, N.A. and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Funds for a portion of other operating expenses. Until further notice, U.S. Trust and U.S. Trust, N.A. have agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio of not more than: 0.50% of average daily net assets of the Income Fund and Total Return Bond Fund; 0.70% of average daily net assets of the Equity Fund and the Institutional Shares of the Balanced Fund, Optimum Growth Fund and Value Equity Fund; 0.90% of average daily net assets of the Institutional Shares of the International Equity Fund; and not more than certain specified annual percentages of average daily net assets of the Trust Shares of the Balanced Fund, Optimum Growth Fund and Value Equity Fund. For the six months ended September 30, 1998, U.S. Trust voluntarily waived fees in the following amounts:


Equity Fund .......................................................   $138,427
Income Fund .......................................................   $128,585
Total Return Bond Fund ............................................   $364,265
Balanced Fund .....................................................   $ 96,370
International Equity Fund .........................................   $106,799
Optimum Growth Fund ...............................................   $ 81,562
Value Equity Fund .................................................   $ 50,218

                         Excelsior Institutional Trust

     d) The Trust, on behalf of the Funds, may enter into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Funds. As a consideration for the administrative services provided by each service organization to its customers, each Fund will pay the service organizations an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange or redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. U.S. Trust, U.S. Trust, N.A. and the Administrators intend to voluntarily waive investment advisory and administration fees payable by each Fund in an amount equal to the administrative service fees payable by such Fund. For the six months ended September 30, 1998, no administrative service fees have been charged to the Funds.

     e) Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distributor") serves as the Trust's distributor. Under the Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, the Trust Shares of the Balanced Fund, International Equity Fund, Optimum Growth Fund and Value Equity Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Trust Shares, in an amount not to exceed the annual rate of 0.75% of the average daily net asset value of each Fund's outstanding Trust Shares. Trust Shares currently bear the expense of such distribution fees at the annual rate of 0.35% of the average daily net asset value of the Fund's outstanding Trust Shares.

     f) Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. Officers and Trustees of the Trust, deemed to be affiliated or "interested persons" under the Act, receive no compensation from the Trust for their services.


3. Purchases and Sales of Investment Securities.

     a) Investment transactions (excluding short-term investments) for the six months ended September 30, 1998 were as follows:


                                                Cost of         Proceeds
                                               Purchases       From Sales
                                             --------------   ------------
Equity Fund ..............................   $ 25,091,124     $ 12,603,323
Income Fund ..............................   $ 64,154,350     $ 58,949,830
Total Return Bond Fund ...................   $194,491,894     $175,408,117
Balanced Fund ............................   $ 17,678,921     $ 36,942,000
International Equity Fund ................   $  5,204,608     $  8,608,679
Optimum Growth Fund ......................   $  9,161,108     $  5,146,046
Value Equity Fund ........................   $ 10,919,787     $  9,672,562

                         Excelsior Institutional Trust

     b) Investment transactions in U.S. Government and Agency Obligations (excluding short-term investments) for the six months ended September 30, 1998 were as follows:



                                                Cost of         Proceeds
                                               Purchases       From Sales
                                             --------------   ------------
Equity Fund ..............................             --              --
Income Fund ..............................   $ 17,029,679     $34,596,817
Total Return Bond Fund ...................   $130,088,797     $97,730,958
Balanced Fund ............................   $  4,739,097     $ 8,177,131
International Equity Fund ................             --              --
Optimum Growth Fund ......................             --              --
Value Equity Fund ........................             --              --

4. Line of Credit:

     The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1998, the Portfolios had no borrowings under the agreement.